Preferred Stock - Additional Information (Detail) - Senior Non-Cumulative Perpetual Preferred Stock Series B - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Sep. 27, 2011	Aug. 31, 2014
Preferred Stock [Line Items]
senior Non-Cumulative Perpetual Preferred Stock,Series B, share issued	32,914
Senior Non-Cumulative Perpetual Preferred Stock, Series B, par value	$ 1.00
liquidation value, Per share	$ 1,000
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 32.9
Redemption of preferred stock		$ 32.9
Redemption date		Aug. 31, 2014